Income taxes - Unrecognized (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Aggregate amount of taxable temporary differences associated with investments in subsidiaries for which deferred tax liabilities have not been recognized	$ 431.6	$ 298.1
Aggregate amount of deductible temporary differences associated with other items for which deferred tax assets have not been recognized	$ 0.0	$ 48.7